OTHER NON-CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2017	Dec. 31, 2017
OTHER NON-CURRENT ASSETS
Prepayment of long term investment		¥ 112,902
Sichuan
OTHER NON-CURRENT ASSETS
Investment consideration paid	¥ 112,900